UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2008


   USAA TARGET RETIREMENT INCOME FUND    USAA TARGET RETIREMENT 2020 FUND
   USAA TARGET RETIREMENT 2030 FUND      USAA TARGET RETIREMENT 2040 FUND
   USAA TARGET RETIREMENT 2050 FUND



[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

 =======================================

     ANNUAL REPORT
     USAA TARGET RETIREMENT FUNDS
     DECEMBER 31, 2008

 =======================================

            TARGET RETIREMENT INCOME FUND

            TARGET RETIREMENT 2020 FUND

            TARGET RETIREMENT 2030 FUND

            TARGET RETIREMENT 2040 FUND

            TARGET RETIREMENT 2050 FUND

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

>> USAA TARGET RETIREMENT FUNDS

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FUND OBJECTIVE

PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH CURRENT INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund attempts to achieve its objective by investing in a diversified portfolio of underlying USAA mutual funds according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund's specific year (target date) included in its name.

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           1

MARKET OUTLOOK/COMMENTARY                                                     2

YOUR TARGET RETIREMENT FUNDS AT WORK                                          5

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Distributions to Shareholders                                            14

    Report of Independent Registered Public Accounting Firm                  15

    Portfolios of Investments                                                16

    Notes to Portfolio of Investments                                        20

    Financial Statements                                                     21

    Notes to Financial Statements                                            24

EXPENSE EXAMPLE                                                              31

TRUSTEES' AND OFFICERS' INFORMATION                                          33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

>> USAA TARGET RETIREMENT FUNDS

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PRESIDENT'S MESSAGE

"ULTIMATELY, THE ECONOMY WILL REGAIN ITS
FOOTING, AND INVESTMENTS MADE IN
TODAY'S ENVIRONMENT HAVE THE POTENTIAL           [PHOTO OF CHRISTOPHER W. CLAUS]
TO PROVIDE A SOLID FOUNDATION FOR THE
FUTURE."

JANUARY 2009

--------------------------------------------------------------------------------

2008 is a year most investors would like to forget. Every major asset class, with the exception of U.S. Treasuries, was pummeled. The S&P 500 Index turned in its worst annual performance since 1933, falling 36.99% for the calendar year, as the credit crunch, brought on by years of excess -- easy credit, soaring consumer debt, a glut of housing, and large inventories of risky assets held by global institutions -- developed into a historic financial crisis and tipped the U.S. economy into recession. Europe, Japan, and Canada followed suit.

This recession probably will be longer and more severe than average. The economic and financial news continues to be dispiriting -- rising unemployment, continued foreclosures, falling home prices, high-profile corporate bankruptcies -- and I expect the headlines to get worse before they get better. 2009 is likely to be a difficult year for the economy.

It may be difficult for investors as well. At the time of this writing, a dark cloud of negativity hangs over the markets. The pessimism is reflected in the lower fundamental valuations for many asset classes. But recessions do not last forever. For me, that is the silver lining. Ultimately, the economy will regain its footing, and investments made in today's environment have the potential to provide a solid foundation for the future.

Valuations are getting more and more attractive, and I believe they eventually will capture the attention of patient investors who have time horizons of at least three to five years. In the months ahead, more long-term investors are likely to begin buying these attractively priced securities, which should bring back some rationality and provide a floor to the markets, perhaps toward the end of 2009.

Of course, I cannot be sure when the rebound will happen -- no one can. But a rebound in stock prices could be a leading indicator of the economic recovery. Historically, the stock market has anticipated events six to nine months down the road. Furthermore, when the markets turn, the majority of the gains come in a short period. The people who are invested at that time tend to reap the greatest rewards. So if you are a long-term investor, have money in stocks, and can sleep at night, it could be best to leave your investments in place. You might also consider adding to your portfolio by investing fixed amounts at regular intervals.

As always, patience and discipline are critical. Adhering to an investment plan that suits your goals, risk tolerance, and time horizon is also a must. A USAA Retirement Target Retirement Fund is a simple way to plan for retirement without actively managing a portfolio. Whatever your needs and whenever you want to revisit your investment strategy, our experienced investment professionals are ready to help -- at no charge to you.

The months ahead are likely to be challenging for everyone. Rest assured that we will continue working hard on your behalf -- faithfully serving your investment needs by offering some of the industry's top investment talent, exceptional service, and pure no-load mutual funds.

From all of us at USAA, thank you for your trust in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  1

================================================================================

MARKET OUTLOOK/COMMENTARY

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[PHOTO OF RONALD B. SWEET]                       [PHOTO OF WASIF A. LATIF]

RONALD B. SWEET, CFA                             WASIF A. LATIF
USAA Investment                                  USAA Investment
Management Company                               Management Company

--------------------------------------------------------------------------------

Investors saw unprecedented challenges in 2008. In the last year, USAA Investment Management Company (IMCO) developed a number of new diversified portfolios geared to different types of investors, with specific regard to age, retirement date, and risk tolerance. On July 31, 2008, IMCO introduced its Target Retirement Funds. From that inception date through December 31, 2008, the funds' total returns were:

           Target Retirement Income Fund                    -14.01%
           Target Retirement 2020 Fund                      -14.95%
           Target Retirement 2030 Fund                      -20.06%
           Target Retirement 2040 Fund                      -25.05%
           Target Retirement 2050 Fund                      -28.20%

This compares to returns of -27.87% for the S&P 500 Index and 4.15% for the Barclays Capital U.S. Aggregate Bond Index* for the period of July 31, 2008, through December 31, 2008.

For most of the reporting period, we at IMCO took the view that a largely neutral position was prudent given the long list of uncertainties facing the financial markets. While our thinking was correct, the benefits were not as substantial, because almost all asset classes posted big losses. However, we did increase our stock allocation to different degrees in the Target Retirement Income Fund, Target Retirement 2020 Fund, and Target Retirement 2030 Fund late in 2008 to take advantage of the large sell-off in stocks, and these changes were beneficial to those funds' performance.

o OVERVIEW

The last five months of 2008 will be remembered as one of the most eventful, volatile periods in the history of the financial markets. The worsening credit crisis dominated global financial markets in the last half of the year, leaving some of the most powerful names in the U.S. financial services industry in government hands, absorbed into stronger institutions, or in bankruptcy. There was almost no place to hide, because international stocks performed even worse than their U.S. counterparts, and virtually every asset class outside of government-backed securities experienced significant losses. The S&P 500 Index saw a new low on November 20, 2008, when it closed at 752.44.

Starting new mutual funds in this environment was extremely challenging. While most of the focus was on Wall Street and Congress, the U.S. economy began to show real strains. The unemployment rate was at 6.1% in September 2008 and 159,000 jobs were lost, according to the U.S. Department of Labor, the worst jobs performance since the attacks of September 11, 2001. The bad news worsened in the fourth quarter, when the unemployment rate rose to 7.2% in December; payroll employment fell by 524,000 that same month and by 1.9 million over the last four months of 2008, according to the Labor Department. Auto sales tanked, home prices continued their long decline, and consumer confidence waned. The only good news for the consumer came in the form of falling gas prices.

*Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers U.S. Aggregate Bond Index, now is called the Barclays Capital U.S. Aggregate Bond Index.

Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

Refer to pages 6--10 for benchmark definitions.

Past performance is no guarantee of future results.

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2  | USAA TARGET RETIREMENT FUNDS

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o DIVERSIFICATION DIDN'T OFFER THE EXPECTED BENEFITS

Typically, when the S&P 500 Index has such a big loss, other asset classes may offer a partial hedge, because they provide a gain due to a flight to quality (such as high-quality bonds and precious metals), provide a flat or very small loss (such as medium-quality bonds), or fall, but much less so than U.S. stocks. For example, if the crisis is centered in the United States and the dollar is weakening, non-U.S. stocks would be expected to fall but still outperform U.S. stocks. However, international stocks did much worse than U.S. stocks; the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index of developed markets had a total return of -34.30%, while the MSCI Emerging Markets Index returned -45.04% for the period of July 31, 2008, through December 31, 2008.

The bottom line is that almost all global asset classes had significant losses. However, we believe the global diversification that the Target Retirement Funds offers helped investors' portfolios perform better than the worst markets.

o THE WAY FORWARD IN TURBULENT TIMES

There has been tremendous dislocation in the markets. Few assets were being priced based on fundamental factors such as earnings, business prospects, or a bond issuer's ability to repay. In many cases the highest-quality assets have been hurt disproportionately, because they were the most liquid at a time when many large investors had to raise cash to meet margin calls or redemptions.

To illustrate, the stocks that did worst generally were those with the biggest upward earnings estimate revisions -- good news in terms of earnings was punished. In the bond market, even the most stable issuers were forced to pay huge spreads over Treasury bonds in the absence of traditional buyers such as investment banks.

As of the date of this commentary, we see pockets of tremendous value in stock and bond markets and are poised to make adjustments to seek to capture opportunities as markets stabilize. In the short term, however, markets are treacherous. With volatility crushing asset classes, the worst thing to do is make big, potentially costly moves. That's why, at this point, we are maintaining a basically neutral stance in terms of stocks and bonds, growth and value, international and domestic, though we did increase the stock allocations in the aforementioned funds close to period end.

In terms of specific asset classes, we believe, as of the date of this commentary, that the U.S. stock market is valued attractively, even assuming a recession. Remember that the U.S. stock market generally recovers six to nine months before a recession ends. Having ridden through this bear market, it doesn't make sense to turn back now and miss the rebound.

We believe, as of the date of this commentary, that emerging market economies are in much better shape than Europe and Japan, where economies are fading and banks need to be more aggressive in writing off bad debt. Emerging markets sold off disproportionately as they historically have during an extended bear market in the developed world. This has brought valuations back to earth after their five-year bull run. Given growing local demand and the continuing need for infrastructure, at this point we expect emerging markets overall to bounce back strongly as global markets stabilize.

Nowhere has the dislocation been more severe than in the investment-grade bond market. Our bond allocation focused on income by taking advantage of IMCO's research capabilities to seek to invest in investment-grade bonds with higher yields. While this strategy was not beneficial during the reporting period, we believe we are well-invested in bonds that have the potential for outperformance, and in the meantime, these positions received high income.

The unmanaged MSCI-EAFE Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market. o The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets.

================================================================================

                                                  MARKET OUTLOOK/COMMENTARY |  3

================================================================================

o LOOKING AHEAD

As 2008 drew to a close, riskier assets were trading at attractive levels despite the weak economy. The U.S. government appeared fully committed to taking all action necessary to support the financial system. These steps, taken in conjunction with governments around the world, seemed to be working slowly, as of the writing of this commentary.

As asset allocators, the IMCO team sees great opportunities arising from the dislocation in the financial markets. Almost all asset classes outside of U.S. government-backed securities appear cheap to one degree or another, but additional surprises are likely. While diversification did not provide its usual level of downside mitigation in 2008, we at IMCO believe it will regain its importance as a risk-management tool in 2009 and beyond.

We are working hard to position portfolios to survive the credit crisis and be prepared to seek to take advantage of the bounce back. No one knows when this dislocation will end, but history tells us that fundamentals have always reasserted themselves. We believe our consistent, prudent management practices will have a positive effect on the funds.

================================================================================

4  | USAA TARGET RETIREMENT FUNDS

================================================================================

YOUR TARGET RETIREMENT FUNDS AT WORK

--------------------------------------------------------------------------------

o ONE SOLUTION

  USAA Target Retirement Funds are a single-fund solution based on when you plan to retire. They offer:

  o SIMPLIFICATION -- one mutual fund that includes underlying USAA equity and bond funds.
  o DIVERSIFICATION -- a "fund of funds" approach offers exposure to USAA international, domestic equity, and bond funds and money market instruments.
  o LIFE STAGE TARGETS -- a portfolio that adjusts its fund mix automatically, becoming progressively more conservative as you approach retirement.

o A DIVERSIFIED MIX

  Each Target Retirement Fund portfolio combines asset classes and investment styles, seeking to maximize growth potential via equity investments in early years and to preserve capital with emphasis on fixed-income investments as retirement approaches.

o ACTIVE MANAGEMENT

  USAA's team manages the funds, adjusting asset allocations in response to market conditions and each fund's retirement year. It's a simple way to plan for retirement without actively managing a portfolio. We do the work for you.

  With USAA's expertise and well-regarded outside fund managers, your Target Retirement Funds include:
  o  Low investment costs.
  o  Expert portfolio management.
  o Free guidance from licensed financial advisers on all aspects of your retirement planning.

  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-USAA (8722) FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                       YOUR TARGET RETIREMENT FUNDS AT WORK |  5

================================================================================

INVESTMENT OVERVIEW

    USAA TARGET RETIREMENT INCOME FUND (URINX)
--------------------------------------------------------------------------------

                                                                 12/31/08
--------------------------------------------------------------------------------
Net Assets                                                    $22.7 Million
Net Asset Value Per Share                                        $8.44

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/08
--------------------------------------------------------------------------------
SINCE INCEPTION 7/31/08*                                        -14.01%

--------------------------------------------------------------------------------
                                  EXPENSE RATIO
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT   0.88%          AFTER REIMBURSEMENT         0.53%

*Periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED JULY 31, 2008. FOR THE FUND'S FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE FIVE-MONTH PERIOD ENDED DECEMBER 31, 2008, BEFORE REIMBURSEMENT, WHICH WAS 1.06% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE ANY ACQUIRED FUND FEES AND EXPENSES AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL U.S.   USAA TARGET RETIREMENT
                     AGGREGATE BOND INDEX         INCOME FUND         S&P 500 INDEX
 7/31/2008               $10,000.00               $10,000.00            $10,000.00
 8/31/2008                10,094.91                10,000.00             10,144.65
 9/30/2008                 9,959.32                 9,580.62              9,240.68
10/31/2008                 9,724.23                 8,617.54              7,688.73
11/30/2008                10,040.76                 8,416.90              7,137.03
12/31/2008                10,415.37                 8,598.81              7,212.97

                                   [END CHART]

            Data since Fund inception 7/31/08 to 12/31/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

6  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND (URTNX)

--------------------------------------------------------------------------------
                                                                 12/31/08
--------------------------------------------------------------------------------
Net Assets                                                    $39.7 Million
Net Asset Value Per Share                                        $8.35

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/08
--------------------------------------------------------------------------------
SINCE INCEPTION 7/31/08*                                        -14.95%

--------------------------------------------------------------------------------
                                  EXPENSE RATIO
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT   0.94%          AFTER REIMBURSEMENT         0.59%

*Periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED JULY 31, 2008. FOR THE FUND'S FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE FIVE-MONTH PERIOD ENDED DECEMBER 31, 2008, WHICH WAS 0.73% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE ANY ACQUIRED FUND FEES AND EXPENSES AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
                     AGGREGATE BOND INDEX            2020 FUND          S&P 500 INDEX
 7/31/2008               $10,000.00                 $10,000.00            $10,000.00
 8/31/2008                10,094.91                  10,000.00             10,144.65
 9/30/2008                 9,959.32                   9,490.00              9,240.68
10/31/2008                 9,724.23                   8,360.00              7,688.73
11/30/2008                10,040.76                   8,210.00              7,137.03
12/31/2008                10,415.37                   8,505.09              7,212.97

                                   [END CHART]

       Data since Fund inception 7/31/08 to 12/31/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2020 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW  |  7

================================================================================

USAA TARGET RETIREMENT 2030 FUND (URTRX)

--------------------------------------------------------------------------------
                                                                 12/31/08
--------------------------------------------------------------------------------
Net Assets                                                    $50.5 Million
Net Asset Value Per Share                                        $7.85

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/08
--------------------------------------------------------------------------------
SINCE INCEPTION 7/31/08*                                        -20.06%
--------------------------------------------------------------------------------

                                  EXPENSE RATIO
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT   1.05%          AFTER REIMBURSEMENT        0.69%

*Periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED JULY 31, 2008. FOR THE FUND'S FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE FIVE-MONTH PERIOD ENDED DECEMBER 31, 2008, BEFORE REIMBURSEMENT, WHICH WAS 0.61% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE ANY ACQUIRED FUND FEES AND EXPENSES AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
                     AGGREGATE BOND INDEX            2030 FUND          S&P 500 INDEX
 7/31/2008               $10,000.00                 $10,000.00            $10,000.00
 8/31/2008                10,094.91                   9,990.00             10,144.65
 9/30/2008                 9,959.32                   9,250.00              9,240.68
10/31/2008                 9,724.23                   7,970.00              7,688.73
11/30/2008                10,040.76                   7,690.00              7,137.03
12/31/2008                10,415.37                   7,993.85              7,212.97

                                   [END CHART]

          Data since Fund inception 7/31/08 to 12/31/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2030 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND (URFRX)

--------------------------------------------------------------------------------
                                                                 12/31/08
--------------------------------------------------------------------------------
Net Assets                                                    $43.7 Million
Net Asset Value Per Share                                         $7.37

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/08
--------------------------------------------------------------------------------
SINCE INCEPTION 7/31/08*                                        -25.05%

--------------------------------------------------------------------------------
                                  EXPENSE RATIO
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT   1.66%          AFTER REIMBURSEMENT         0.77%

*Periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED JULY 31, 2008. FOR THE FUND'S FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO WAIVE ALL FEES, AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE FIVE-MONTH PERIOD ENDED DECEMBER 31, 2008, BEFORE REIMBURSEMENT, WHICH WAS 0.70% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE ANY ACQUIRED FUND FEES AND EXPENSES AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
                     AGGREGATE BOND INDEX            2040 FUND          S&P 500 INDEX
 7/31/2008               $10,000.00                 $10,000.00            $10,000.00
 8/31/2008                10,094.91                   9,990.00             10,144.65
 9/30/2008                 9,959.32                   9,110.00              9,240.68
10/31/2008                 9,724.23                   7,610.00              7,688.73
11/30/2008                10,040.76                   7,160.00              7,137.03
12/31/2008                10,415.37                   7,494.90              7,212.97

                                   [END CHART]

          Data since Fund inception 7/31/08 to 12/31/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2040 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA TARGET RETIREMENT 2050 FUND (URFFX)

--------------------------------------------------------------------------------
                                                                 12/31/08
--------------------------------------------------------------------------------
Net Assets                                                    $16.1 Million
Net Asset Value Per Share                                         $7.07

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/08
--------------------------------------------------------------------------------
SINCE INCEPTION 7/31/08*                                        -28.20%

--------------------------------------------------------------------------------
                                  EXPENSE RATIO
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT   1.74%          AFTER REIMBURSEMENT         0.85%

*Periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED JULY 31, 2008. FOR THE FUND'S FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE FIVE-MONTH PERIOD ENDED DECEMBER 31, 2008, BEFORE REIMBURSEMENT, WHICH WAS 1.55% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE ANY ACQUIRED FUND FEES AND EXPENSES AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL U.S.                    USAA TARGET RETIREMENT
                     AGGREGATE BOND INDEX    S&P 500 INDEX           2050 FUND
 7/31/2008               $10,000.00            $10,000.00           $10,000.00
 8/31/2008                10,094.91             10,144.65             9,960.00
 9/30/2008                 9,959.32              9,240.68             8,970.00
10/31/2008                 9,724.23              7,688.73             7,330.00
11/30/2008                10,040.76              7,137.03             6,810.00
12/31/2008                10,415.37              7,212.97             7,180.05

                                   [END CHART]

          Data since Fund inception 7/31/08 to 12/31/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2050 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

o TARGET RETIREMENT INCOME FUND

                ASSET ALLOCATION -- 12/31/2008

------------------------------------------------------------

               [PIE CHART OF ASSET ALLOCATION]

Fixed-Income                                           54.3%
Equity                                                 43.5%
Cash                                                    2.0%

                         [END CHART]

                TARGET RETIREMENT INCOME FUND
                       AS OF 12/31/08

INVESTMENT                                          ALLOCATION
--------------------------------------------------------------
USAA FUND:
Aggressive Growth                                       4.9%
Emerging Markets                                        3.9%
Growth                                                  3.3%
Income Stock                                            5.1%
International                                           8.1%
Precious Metals and Minerals                            1.6%
S&P 500 Index                                           7.1%
Small Cap Stock                                         6.0%
Value                                                   3.5%
   Total Equity                                        43.5%
Income                                                 10.7%
Intermediate-Term Bond                                 24.0%
Short-Term Bond                                        19.6%
   Total Fixed-Income                                  54.3%

CASH:
Money Market Instruments                                2.0%

o TARGET RETIREMENT 2020 FUND

                ASSET ALLOCATION -- 12/31/2008

------------------------------------------------------------

               [PIE CHART OF ASSET ALLOCATION]

Equity                                                 63.7%
Fixed-Income                                           34.7%
Cash                                                    1.7%

                         [END CHART]

                   TARGET RETIREMENT 2020 FUND
                         AS OF 12/31/08

INVESTMENT                                          ALLOCATION
--------------------------------------------------------------
USAA FUND:
Aggressive Growth                                       6.9%
Emerging Markets                                        5.5%
Growth                                                  4.8%
Income Stock                                            7.4%
International                                          11.8%
Precious Metals and Minerals                            3.1%
S&P 500 Index                                          10.6%
Small Cap Stock                                         8.6%
Value                                                   5.0%
  Total Equity                                         63.7%
High-Yield Opportunities                                9.0%
Income                                                  7.4%
Intermediate-Term Bond                                  9.1%
Short-Term Bond                                         9.2%
  Total Fixed-Income                                   34.7%

CASH:
Money Market Instruments                                1.7%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

o TARGET RETIREMENT 2030 FUND

                ASSET ALLOCATION -- 12/31/2008

------------------------------------------------------------

               [PIE CHART OF ASSET ALLOCATION]

Equity                                                 67.8%
Fixed-Income                                           29.9%
Cash                                                    2.4%

                         [END CHART]

                   TARGET RETIREMENT 2030 FUND
                         AS OF 12/31/08

INVESTMENT                                          ALLOCATION
--------------------------------------------------------------
USAA FUND:
Aggressive Growth                                       7.5%
Emerging Markets                                        6.0%
Growth                                                  4.9%
Income Stock                                            7.8%
International                                          12.5%
Precious Metals and Minerals                            3.4%
S&P 500 Index                                          11.4%
Small Cap Stock                                         9.1%
Value                                                   5.2%
   Total Equity                                        67.8%
High-Yield Opportunities                                8.9%
Income                                                 13.8%
Intermediate-Term Bond                                  7.2%
   Total Fixed-Income                                  29.9%

CASH:
Money Market Instruments                                2.4%

o TARGET RETIREMENT 2040 FUND

                ASSET ALLOCATION -- 12/31/2008

------------------------------------------------------------

               [PIE CHART OF ASSET ALLOCATION]

Equity                                                 81.8%
Fixed-Income                                           16.1%
Cash                                                    2.3%

                         [END CHART]

                   TARGET RETIREMENT 2040 FUND
                         AS OF 12/31/08

INVESTMENT                                          ALLOCATION
--------------------------------------------------------------
USAA FUND:
Aggressive Growth                                       3.5%
Emerging Markets                                        7.1%
Growth                                                 14.3%
Income Stock                                           11.1%
International                                          15.1%
Precious Metals and Minerals                            3.9%
S&P 500 Index                                           8.2%
Small Cap Stock                                        11.1%
Value                                                   7.5%
  Total Equity                                         81.8%
High-Yield Opportunities                                7.9%
Income                                                  8.2%
  Total Fixed-Income                                   16.1%

CASH:
Money Market Instruments                                2.3%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

o TARGET RETIREMENT 2050 FUND

                ASSET ALLOCATION -- 12/31/2008

------------------------------------------------------------

               [PIE CHART OF ASSET ALLOCATION]

Equity                                                 97.9%
Cash                                                    1.7%

                         [END CHART]

                   TARGET RETIREMENT 2050 FUND
                         AS OF 12/31/08

INVESTMENT                                          ALLOCATION
--------------------------------------------------------------
USAA FUND:
Aggressive Growth                                       2.4%
Emerging Markets                                        8.6%
Growth                                                 21.7%
Income Stock                                           15.0%
International                                          18.1%
Precious Metals and Minerals                            4.7%
S&P 500 Index                                           3.8%
Small Cap Stock                                        13.3%
Value                                                  10.3%
  Total Equity                                         97.9%

CASH:
Money Market Instruments                                1.7%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Funds' fiscal period ended December 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

For the fiscal period ended December 31, 2008, the percent of ordinary income distributions that qualify for the dividends-received deductions eligible to corporations is 17.03%, 23.27%, 25.50%, 31.47%, and 41.29% for the Target
Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund, respectively.

For the fiscal period ended December 31, 2008, the Funds hereby designate 100%, or the maximum amount allowable, of their net taxable income as dividends taxed at individual net capital gains rates.

For the fiscal period ended December 31, 2008, certain dividends paid by the Funds qualify as interest-related dividends. The Funds designate $5,000, $7,000, $9,000, $9,000, and $4,000, as qualifying interest income for the Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund, respectively.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TARGET RETIREMENT INCOME FUND, USAA TARGET RETIREMENT 2020 FUND, USAA TARGET RETIREMENT 2030 FUND, USAA TARGET RETIREMENT 2040 FUND, AND USAA TARGET RETIREMENT 2050 FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, and the USAA Target Retirement 2050 Fund (Funds of USAA Mutual Funds Trust) (the "Funds") as of December 31, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, and the USAA Target Retirement 2050 Fund at December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 13, 2009

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  15

================================================================================

PORTFOLIOS OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
December 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES   SECURITY                                                                   (000)
--------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (43.5%)
   50,495   USAA Aggressive Growth Fund                                              $ 1,107
   82,134   USAA Emerging Markets Fund                                                   875
   75,194   USAA Growth Fund                                                             744
  124,426   USAA Income Stock Fund                                                     1,162
  108,561   USAA International Fund                                                    1,847
   17,497   USAA Precious Metals and Minerals Fund                                       372
  120,085   USAA S&P 500 Index Fund                                                    1,622
  162,756   USAA Small Cap Stock Fund                                                  1,364
   87,918   USAA Value Fund                                                              795
                                                                                     -------
            Total Equity Mutual Funds (cost: $11,184)                                  9,888
                                                                                     -------
            FIXED-INCOME MUTUAL FUNDS (54.3%)
  224,366   USAA Income Fund                                                           2,436
  695,523   USAA Intermediate-Term Bond Fund                                           5,467
  532,298   USAA Short-Term Bond Fund                                                  4,429
                                                                                     -------
            Total Fixed-Income Mutual Funds (cost: $13,249)                           12,332
                                                                                     -------
            MONEY MARKET INSTRUMENTS (2.0%)

            MONEY MARKET FUNDS (2.0%)
  463,000   State Street Institutional Liquid Reserves Fund, 1.34%(a) (cost: $463)       463
                                                                                     -------

            TOTAL INVESTMENTS (COST: $24,896)                                        $22,683
                                                                                     =======

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND
December 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES   SECURITY                                                                   (000)
--------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (63.7%)
  125,546   USAA Aggressive Growth Fund                                              $ 2,752
  204,739   USAA Emerging Markets Fund                                                 2,181
  192,228   USAA Growth Fund                                                           1,903
  313,288   USAA Income Stock Fund                                                     2,926
  274,324   USAA International Fund                                                    4,666
   58,664   USAA Precious Metals and Minerals Fund                                     1,248
  312,588   USAA S&P 500 Index Fund                                                    4,223
  409,840   USAA Small Cap Stock Fund                                                  3,434
  219,745   USAA Value Fund                                                            1,987
                                                                                     -------
            Total Equity Mutual Funds (cost: $27,291)                                 25,320
                                                                                     -------
            FIXED-INCOME MUTUAL FUNDS (34.7%)
  644,167   USAA High-Yield Opportunities Fund                                         3,575
  273,091   USAA Income Fund                                                           2,966
  458,950   USAA Intermediate-Term Bond Fund                                           3,607
  438,053   USAA Short-Term Bond Fund                                                  3,645
                                                                                     -------
            Total Fixed-Income Mutual Funds (cost: $14,901)                           13,793
                                                                                     -------
            MONEY MARKET INSTRUMENTS (1.7%)

            MONEY MARKET FUNDS (1.7%)
  658,311   State Street Institutional Liquid Reserves Fund, 1.34%(a) (cost: $658)       658
                                                                                     -------

            TOTAL INVESTMENTS (COST: $42,850)                                        $39,771
                                                                                     =======

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  17

================================================================================

USAA TARGET RETIREMENT 2030 FUND
December 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES   SECURITY                                                                   (000)
--------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (67.8%)
  172,346   USAA Aggressive Growth Fund                                              $ 3,778
  287,058   USAA Emerging Markets Fund                                                 3,057
  251,108   USAA Growth Fund                                                           2,486
  419,773   USAA Income Stock Fund                                                     3,921
  370,593   USAA International Fund                                                    6,304
   80,404   USAA Precious Metals and Minerals Fund                                     1,711
  427,747   USAA S&P 500 Index Fund                                                    5,779
  549,734   USAA Small Cap Stock Fund                                                  4,607
  288,675   USAA Value Fund                                                            2,609
                                                                                     -------
            Total Equity Mutual Funds (cost: $37,393)                                 34,252
                                                                                     -------
            FIXED-INCOME MUTUAL FUNDS (29.9%)
  808,030   USAA High-Yield Opportunities Fund                                         4,484
  644,016   USAA Income Fund                                                           6,994
  460,786   USAA Intermediate-Term Bond Fund                                           3,622
                                                                                     -------
            Total Fixed-Income Mutual Funds (cost: $16,557)                           15,100
                                                                                     -------
            MONEY MARKET INSTRUMENTS (2.4%)

            MONEY MARKET FUNDS (2.4%)
1,187,538   State Street Institutional Liquid Reserves Fund, 1.34%(a) (cost: $1,188)   1,188
                                                                                     -------

            TOTAL INVESTMENTS (COST: $55,138)                                        $50,540
                                                                                     =======

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND
December 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES   SECURITY                                                                   (000)
--------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (81.8%)
   70,578   USAA Aggressive Growth Fund                                              $ 1,547
  291,315   USAA Emerging Markets Fund                                                 3,103
  630,019   USAA Growth Fund                                                           6,237
  517,995   USAA Income Stock Fund                                                     4,838
  388,965   USAA International Fund                                                    6,616
   80,206   USAA Precious Metals and Minerals Fund                                     1,707
  264,438   USAA S&P 500 Index Fund                                                    3,573
  581,031   USAA Small Cap Stock Fund                                                  4,869
  366,054   USAA Value Fund                                                            3,309
                                                                                     -------
            Total Equity Mutual Funds (cost: $41,778)                                 35,799
                                                                                     -------
            FIXED-INCOME MUTUAL FUNDS (16.1%)
  623,351   USAA High-Yield Opportunities Fund                                         3,460
  330,408   USAA Income Fund                                                           3,588
                                                                                     -------
            Total Fixed-Income Mutual Funds (cost: $7,864)                             7,048
                                                                                     -------
            MONEY MARKET INSTRUMENTS (2.3%)

            MONEY MARKET FUNDS (2.3%)
  997,245   State Street Institutional Liquid Reserves Fund, 1.34%(a) (cost: $997)       997
                                                                                     -------

            TOTAL INVESTMENTS (COST: $50,639)                                        $43,844
                                                                                     =======

USAA TARGET RETIREMENT 2050 FUND
December 31, 2008

--------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (97.9%)
   17,748   USAA Aggressive Growth Fund                                                  389
  128,400   USAA Emerging Markets Fund                                                 1,368
  352,070   USAA Growth Fund                                                           3,486
  258,904   USAA Income Stock Fund                                                     2,418
  170,995   USAA International Fund                                                    2,909
   35,922   USAA Precious Metals and Minerals Fund                                       764
   45,617   USAA S&P 500 Index Fund                                                      616
  255,144   USAA Small Cap Stock Fund                                                  2,138
  182,637   USAA Value Fund                                                            1,651
                                                                                     -------
            Total Equity Mutual Funds (cost: $19,081)                                 15,739
                                                                                     -------

            MONEY MARKET INSTRUMENTS (1.7%)

            MONEY MARKET FUNDS (1.7%)
  278,000   State Street Institutional Liquid Reserves Fund, 1.34%(a) (cost: $278)       278
                                                                                     -------

            TOTAL INVESTMENTS (COST: $19,359)                                        $16,017
                                                                                     =======

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

December 31, 2008

--------------------------------------------------------------------------------

o  GENERAL NOTES

      Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

      The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

      The equity and fixed-income mutual funds in which the Funds invest are managed by USAA Investment Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o  SPECIFIC NOTES

      (a) Rate represents the money market fund annualized seven-day yield at December 31, 2008.

See accompanying notes to financial statements.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2008

--------------------------------------------------------------------------------

                                                                                    USAA TARGET RETIREMENT
                                                           -------------------------------------------------------------------
                                                           INCOME FUND     2020 FUND     2030 FUND     2040 FUND     2050 FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in affiliated underlying funds, at value
     (cost of $24,433, $42,192, $53,950, $49,642,
     and $19,081, respectively)                                $22,220       $39,113       $49,352       $42,847       $15,739
  Investments in other securities, at value
     (cost of $463, $658, $1,188, $997,
     and $278, respectively)                                       463           658         1,188           997           278
  Receivables:
     Capital shares sold                                            69           247           469           366           205
     USAA Investment Management Company (Note 5C)                   29            31            34            34            30
     USAA Transfer Agency Company (Note 5D)                          -             3             -            16             3
     Dividends from affiliated underlying funds                     54            38            22             -             -
     Interest                                                        1             -             1             1             -
                                                               ---------------------------------------------------------------
        Total assets                                            22,836        40,090        51,066        44,261        16,255
                                                               ---------------------------------------------------------------
LIABILITIES
  Payables:
     Securities purchased                                           70           334           525           440            95
     Capital shares redeemed                                         -             8            14            45            41
  Other accrued expenses and payables                               29            31            35            34            30
                                                               ---------------------------------------------------------------
       Total liabilities                                            99           373           574           519           166
                                                               ---------------------------------------------------------------
          Net assets applicable to capital shares
             outstanding                                       $22,737       $39,717       $50,492       $43,742       $16,089
                                                               ===============================================================
NET ASSETS CONSIST OF:
  Paid-in capital                                              $25,115       $43,107       $56,284       $50,307       $19,365
  Accumulated undistributed net investment income                    3             2             3             1             2
  Accumulated net realized gain (loss) on investments             (168)         (313)       (1,197)          229            64
  Net unrealized depreciation of investments                    (2,213)       (3,079)       (4,598)       (6,795)       (3,342)
                                                               ---------------------------------------------------------------
          Net assets applicable to capital shares
             outstanding                                       $22,737       $39,717       $50,492       $43,742       $16,089
                                                               ===============================================================
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                    2,693         4,757         6,431         5,933         2,277
                                                               ===============================================================
  Net asset value, redemption price, and offering price
     per share                                                 $  8.44       $  8.35       $  7.85       $  7.37       $  7.07
                                                               ===============================================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF OPERATIONS (IN THOUSANDS)

Period ended December 31, 2008*

--------------------------------------------------------------------------------

                                                                                    USAA TARGET RETIREMENT
                                                           -------------------------------------------------------------------
                                                           INCOME FUND     2020 FUND     2030 FUND     2040 FUND     2050 FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income distributions from affiliated underlying funds       $   382       $   686       $   854       $   676       $   230
   Interest                                                          5             7             9             9             4
                                                               ---------------------------------------------------------------
        Total income                                               387           693           863           685           234
                                                               ---------------------------------------------------------------
EXPENSES
   Custody and accounting fees                                       9            10             9             9             8
   Postage                                                           1             2             4             4             2
   Shareholder reporting fees                                        1             2             3             3             2
   Trustees' fees                                                    4             4             4             4             4
   Registration fees                                                21            23            23            23            23
   Professional fees                                                28            27            28            28            27
   Other                                                             1             1             1             1             1
                                                               ---------------------------------------------------------------
        Total expenses                                              65            69            72            72            67
   Expenses reimbursed                                             (65)          (69)          (72)          (72)          (67)
                                                               ---------------------------------------------------------------
        Net expenses                                                 -             -             -             -             -
                                                               ---------------------------------------------------------------
NET INVESTMENT INCOME                                              387           693           863           685           234
                                                               ---------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Sales of affiliated underlying funds                        (278)         (612)       (1,611)         (182)         (126)
      Capital gain distributions from affiliated
         underlying funds                                          110           299           414           411           190
   Change in net unrealized appreciation/depreciation of
      affiliated underlying funds                               (2,213)       (3,079)       (4,598)       (6,795)       (3,342)
                                                               ---------------------------------------------------------------
        Net realized and unrealized loss                        (2,381)       (3,392)       (5,795)       (6,566)       (3,278)
                                                               ---------------------------------------------------------------
   Decrease in net assets resulting from operations            $(1,994)      $(2,699)      $(4,932)      $(5,881)      $(3,044)
                                                               ===============================================================

* Funds commenced operations on July 31, 2008.

See accompanying notes to financial statements.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Period ended December 31, 2008*

--------------------------------------------------------------------------------

                                                                                    USAA TARGET RETIREMENT
                                                           -------------------------------------------------------------------
                                                           INCOME FUND     2020 FUND     2030 FUND     2040 FUND     2050 FUND
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                        $   387       $   693       $   863       $   685       $   234
  Net realized gain (loss) on:
     Sales of affiliated underlying funds                         (278)         (612)       (1,611)         (182)         (126)
     Capital gain distributions from affiliated
        underlying funds                                           110           299           414           411           190
  Change in net unrealized appreciation/depreciation of
     affiliated underlying funds                                (2,213)       (3,079)       (4,598)       (6,795)       (3,342)
                                                               ---------------------------------------------------------------
     Decrease in net assets resulting from operations           (1,994)       (2,699)       (4,932)       (5,881)       (3,044)
                                                               ---------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (384)         (691)         (860)         (684)         (232)
                                                               ---------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     28,737        46,781        59,539        53,029        20,380
  Reinvested dividends                                             311           623           796           629           185
  Cost of shares redeemed                                       (3,933)       (4,300)       (4,051)       (3,367)       (1,203)
                                                               ---------------------------------------------------------------
     Increase in net assets from capital share
        transactions                                            25,115        43,104        56,284        50,291        19,362
                                                               ---------------------------------------------------------------
  Capital contribution from USAA Transfer Agency
     Company (Note 5D)                                               -             3             -            16             3
                                                               ---------------------------------------------------------------
  Net increase in net assets                                    22,737        39,717        50,492        43,742        16,089

NET ASSETS
   End of year                                                 $22,737       $39,717       $50,492       $43,742       $16,089
                                                               ---------------------------------------------------------------
Accumulated undistributed net investment income:
   End of year                                                 $     3       $     2       $     3       $     1       $     2
                                                               ===============================================================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    3,103         5,179         6,812         6,271         2,413
  Shares issued for dividends reinvested                            37            77           104            88            27
  Shares redeemed                                                 (447)         (499)         (485)         (426)         (163)
                                                               ---------------------------------------------------------------
     Increase in shares outstanding                              2,693         4,757         6,431         5,933         2,277
                                                               ===============================================================

* Funds commenced operations on July 31, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. The Funds commenced operations on July 31, 2008. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA funds) managed by USAA Investment Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

    1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

    2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Statement of Financial Accounting Standards
    (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Funds' own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Funds' assets as of December 31, 2008, (in thousands):

                                                                              INVESTMENTS IN SECURITIES
                                                   -------------------------------------------------------------------------
VALUATION INPUTS                                   TARGET INCOME   TARGET 2020   TARGET 2030     TARGET 2040     TARGET 2050
----------------------------------------------------------------------------------------------------------------------------
Level 1 -- Quoted Prices                              $22,683        $39,771       $50,540         $43,844         $16,017
Level 2 -- Other Significant Observable Inputs              -              -             -               -               -
Level 3 -- Significant Unobservable Inputs                  -              -             -               -               -
----------------------------------------------------------------------------------------------------------------------------
Total                                                 $22,683        $39,771       $50,540         $43,844         $16,017
----------------------------------------------------------------------------------------------------------------------------

C. FEDERAL TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to reduce the Funds' expenses. For the period ended December 31, 2008, the Manager has reimbursed the Funds for all operating expenses incurred, before reductions of expenses paid indirectly; therefore, the custodian and bank credits have been reclassified to income on the statements of operations.

    For the period ended December 31, 2008, these custodian and other bank credits increased each of the Funds' investment income by less than $500.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

borrow from CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the period ended December 31, 2008, the facility fees paid to CAPCO by each of the Funds were less than $500. The related percent of those fees to the total fees paid to CAPCO by all USAA funds was 0.1% for Target 2030 and less than 0.1% for each of the other Funds. The Funds had no borrowings under this agreement during the period ended December 31, 2008.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

The tax character of distributions paid during the period ended December 31, 2008, was as follows (in thousands):

                                       TARGET INCOME     TARGET 2020     TARGET 2030   TARGET 2040    TARGET 2050
-----------------------------------------------------------------------------------------------------------------
Ordinary income*                            $384            $691             $860         $684            $232

 *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows (in thousands):

                                                        TARGET INCOME     TARGET 2020     TARGET 2030   TARGET 2040    TARGET 2050
----------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income                             $     4          $     2          $     3       $     1        $     2
Undistributed long-term capital gains                         110               90               95           411            190
Unrealized appreciation (depreciation) of investments      (2,491)          (3,482)          (5,890)       (6,977)        (3,467)

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the period ended December 31, 2008, the Funds did not incur any income tax, interest, or penalties. As of December 31, 2008, the Manager has concluded that FIN 48 resulted in no impact to the Funds' net assets or results of operations. The tax period ended December 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended December 31, 2008, were as follows (in thousands):

                                                        TARGET INCOME     TARGET 2020     TARGET 2030   TARGET 2040    TARGET 2050
----------------------------------------------------------------------------------------------------------------------------------
Costs of purchases                                         $27,626          $49,847         $60,705        $50,800       $19,403
Proceeds from sales/maturities                               2,915            7,042           5,144            977           197

As of December 31, 2008, the cost of securities, for federal income tax purposes, was as follows (in thousands):

                                                        TARGET INCOME     TARGET 2020     TARGET 2030   TARGET 2040    TARGET 2050
----------------------------------------------------------------------------------------------------------------------------------
Cost of securities                                         $25,174          $43,253         $56,430       $50,821        $19,484

As of December 31, 2008, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), for federal income tax purposes, were as follows (in thousands):

                                                        TARGET INCOME     TARGET 2020     TARGET 2030   TARGET 2040    TARGET 2050
----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation                                    $    34          $   225         $   185        $   117       $    21
Unrealized depreciation                                     (2,525)          (3,707)         (6,075)        (7,094)       (3,488)
----------------------------------------------------------------------------------------------------------------------------------
Net                                                        $(2,491)         $(3,482)        $(5,890)       $(6,977)      $(3,467)
----------------------------------------------------------------------------------------------------------------------------------

(5) AGREEMENTS WITH MANAGER

    A. ADVISORY AGREEMENT -- The Manager carries out the Funds' investment policies and manages the Funds' portfolios. The Manager does not receive any management fees from the Funds for these services.

    B. ADMINISTRATION AND SERVICING AGREEMENT -- The Manager provides certain administration and shareholder servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

       In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain legal services for the benefit of the Funds. The Trust's Board of Trustees has approved the billing of these expenses to the Funds. These expenses are included in the professional fees expenses on the Funds' statements of operations and, for the period ended December 31, 2008, were less than $500 for each Fund.

   C. EXPENSE LIMITATION -- For the Funds' first two fiscal years, the Manager has voluntarily agreed to waive all fees and to reimburse all operating expenses of the Funds, before reductions of expenses paid indirectly. The Manager may modify or terminate this voluntary agreement at any time. For the period ended December 31, 2008, the Funds incurred reimbursable expenses, a portion of which was receivable from the Manager, as shown below (in thousands):

                                                        TARGET INCOME     TARGET 2020     TARGET 2030   TARGET 2040    TARGET 2050
----------------------------------------------------------------------------------------------------------------------------------
Reimbursable expenses                                        $65              $69             $72            $72           $67
Receivable from manager                                       29               31              34             34            30

   D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services. For the period ended December 31, 2008, Target Income recorded a receivable from SAS of less than $500 for adjustments to dividends payable. For the period ended December 31, 2008, the Funds recorded a receivable from SAS for capital contributions for adjustments related to corrections to shareholder transactions, as shown below (in thousands):

                                                        TARGET INCOME     TARGET 2020     TARGET 2030   TARGET 2040    TARGET 2050
----------------------------------------------------------------------------------------------------------------------------------
Receivable from SAS                                         $-               $3              $-             $16           $3

   E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 2008, the Association and its affiliated companies owned the following number of shares and percent of total outstanding shares of each of the Funds:

                                                        TARGET INCOME     TARGET 2020     TARGET 2030   TARGET 2040    TARGET 2050
----------------------------------------------------------------------------------------------------------------------------------
Number of shares (000)                                       450             450             450            450            450
% of outstanding shares                                     16.7%            9.5%            7.0%           7.6%          19.8%

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds officers received any compensation from the Funds.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

   A. SHARE OWNERSHIP -- The Funds do not invest in the underlying USAA funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying funds' net assets. At December 31, 2008, the Funds owned the following percent of the total outstanding shares of each of the underlying USAA funds:

AFFILLIATED USAA FUND                                   TARGET INCOME     TARGET 2020     TARGET 2030   TARGET 2040    TARGET 2050
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                           0.1%             0.4%            0.5%           0.2%          0.1%
Emerging Markets                                            0.3%             0.7%            1.0%           1.0%          0.5%
Growth                                                      0.1%             0.4%            0.5%           1.2%          0.7%
High-Yield Opportunities                                      -              0.6%            0.8%           0.6%            -
Income                                                      0.1%             0.2%            0.4%           0.2%            -
Income Stock                                                0.1%             0.2%            0.3%           0.4%          0.2%
Intermediate-Term Bond                                      0.7%             0.4%            0.5%             -             -
International                                               0.2%             0.5%            0.7%           0.7%          0.3%
Precious Metals and Minerals                                0.0%*            0.1%            0.2%           0.2%          0.1%
S&P 500 Index                                               0.1%             0.2%            0.3%           0.2%          0.0%*
Short-Term Bond                                             0.7%             0.6%              -              -             -
Small Cap Stock                                             0.4%             0.9%            1.2%           1.3%          0.6%
Value                                                       0.3%             0.7%            0.9%           1.1%          0.6%

* Represents less than 0.1%

   B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the period ended December 31, 2008 (in thousands):

TARGET INCOME:

                                                                                              REALIZED             MARKET VALUE
AFFILIATED USAA FUND           PURCHASE COST(a)   SALES PROCEEDS       DIVIDEND INCOME      GAIN (LOSS)(b)       DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                 $1,336             $   27                 $ 11                $(13)                 $1,107
Emerging Markets                   1,111                 19                   35                  32                     875
Growth                               902                 18                    2                 (10)                    744
Income                             3,110                519                   51                 (34)                  2,436
Income Stock                       1,326                 26                   13                 (11)                  1,162
Intermediate-Term Bond             7,230              1,039                  113                 (90)                  5,467
International                      2,126                 41                   48                   5                   1,847
Precious Metals and Minerals         348                  6                    1                  32                     372
S&P 500 Index                      1,895                 37                   16                 (17)                  1,622
Short-Term Bond                    5,763              1,135                   70                 (37)                  4,429
Small Cap Stock                    1,569                 30                    5                 (17)                  1,364
Value                                910                 18                   17                  (8)                    795

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2020:

                                                                                              REALIZED             MARKET VALUE
AFFILIATED USAA FUND           PURCHASE COST(a)   SALES PROCEEDS       DIVIDEND INCOME      GAIN (LOSS)(b)       DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                 $3,088             $    -                 $ 27                $   -                 $2,752
Emerging Markets                   2,557                  -                   86                  118                  2,181
Growth                             2,132                  -                    5                    -                  1,903
High-Yield Opportunities           4,530                291                  102                  (22)                 3,575
Income                             3,913                773                   58                  (55)                 2,966
Income Stock                       3,119                  -                   29                    -                  2,926
Intermediate-Term Bond             7,396              3,120                   94                 (408)                 3,607
International                      5,006                  -                  120                   60                  4,666
Precious Metals and Minerals       1,028                  4                    3                  120                  1,248
S&P 500 Index                      4,603                  -                   39                    -                  4,223
Short-Term Bond                    6,712              2,854                   68                 (126)                 3,645
Small Cap Stock                    3,651                  -                   12                    -                  3,434
Value                              2,112                  -                   43                    -                  1,987

TARGET 2030:

                                                                                              REALIZED             MARKET VALUE
AFFILIATED USAA FUND           PURCHASE COST(a)   SALES PROCEEDS       DIVIDEND INCOME      GAIN (LOSS)(b)       DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                 $3,995             $    -                 $ 37                $   -                 $3,778
Emerging Markets                   3,683                  -                  121                  166                  3,057
Growth                             5,055              1,358                    7                 (993)                 2,486
High-Yield Opportunities           5,605                154                  135                  (55)                 4,484
Income                             9,281              1,830                  138                 (205)                 6,994
Income Stock                       4,632                 72                   45                  (49)                 3,921
Intermediate-Term Bond             5,864              1,678                   80                 (270)                 3,622
International                      7,019                  -                  163                   81                  6,304
Precious Metals and Minerals       1,526                  -                    4                  166                  1,711
S&P 500 Index                      5,803                  -                   51                    -                  5,779
Small Cap Stock                    5,122                  -                   16                    -                  4,607
Value                              3,120                 52                   57                  (38)                 2,609

TARGET 2040:

                                                                                              REALIZED             MARKET VALUE
AFFILIATED USAA FUND           PURCHASE COST(a)   SALES PROCEEDS       DIVIDEND INCOME      GAIN (LOSS)(b)       DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                 $1,863             $  -                   $ 15                $   -                 $1,547
Emerging Markets                   3,930                -                    120                  165                  3,103
Growth                             7,546                -                     17                    -                  6,237
High-Yield Opportunities           4,530              291                    106                 (103)                 3,460
Income                             4,492              686                     68                  (78)                 3,588
Income Stock                       5,572                -                     55                    -                  4,838
International                      7,633                -                    167                   83                  6,616
Precious Metals and Minerals       1,590                -                      4                  163                  1,707
S&P 500 Index                      4,202                -                     37                    -                  3,573
Small Cap Stock                    5,627                -                     17                    -                  4,869
Value                              3,814                -                     70                    -                  3,309

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

TARGET 2050:

                                                                                              REALIZED             MARKET VALUE
AFFILIATED USAA FUND           PURCHASE COST(a)   SALES PROCEEDS       DIVIDEND INCOME      GAIN (LOSS)(b)       DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                 $  499               $ 9                   $ 4                 $ (6)                  $ 389
Emerging Markets                   1,835                 7                    55                   69                   1,368
Growth                             4,443                20                    10                  (12)                  3,486
Income Stock                       2,981                82                    31                  (52)                  2,418
International                      3,540                38                    77                   14                   2,909
Precious Metals and Minerals         748                 3                     2                   74                     764
S&P 500 Index                        768                12                     7                   (8)                    616
Small Cap Stock                    2,592                11                     8                   (6)                  2,138
Value                              1,997                15                    36                   (9)                  1,651

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received.

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period ended December 31, 2008,* is as follows:

                                                        TARGET INCOME     TARGET 2020     TARGET 2030   TARGET 2040    TARGET 2050
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                        $ 10.00         $ 10.00         $ 10.00       $ 10.00        $ 10.00
                                                              --------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income(a)                                       .23             .26             .25           .21            .17
   Net realized and unrealized loss(a)                          (1.63)          (1.76)          (2.26)        (2.72)         (2.99)
                                                              --------------------------------------------------------------------
Total from investment operations(a)                             (1.40)          (1.50)          (2.01)        (2.51)         (2.82)
                                                              --------------------------------------------------------------------
Less distributions from:
   Net investment income                                         (.16)           (.15)           (.14)         (.12)          (.11)
                                                              --------------------------------------------------------------------
Net asset value at end of period                              $  8.44         $  8.35         $  7.85       $  7.37        $  7.07
                                                              ====================================================================
Total return (%)**                                             (14.01)         (14.95)         (20.06)       (25.05)        (28.20)
Net assets at end of period (000)                             $22,737         $39,717         $50,492       $43,742        $16,089
Ratios to average net assets:***(b),(c)
   Expenses                                                         -               -               -             -              -
   Expenses, excluding reimbursements (%)(d)                     1.06             .73             .61           .70           1.55
   Net investment income (%)                                     6.31            7.35            7.27          6.61           5.40
Portfolio turnover (%)                                             20              31              18             4              2

  * Funds commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the period ended December 31, 2008, average net assets were as follows (000):
                                                              $14,580         $22,418         $28,229       $24,612        $10,301
(a) Calculated using average shares. For the period ended December 31, 2008, average shares were as follows (000):
                                                                1,673           2,642           3,500         3,206          1,373
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Funds before reductions of any expenses paid indirectly. The Funds' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

EXPENSE EXAMPLE

December 31, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Manager has voluntarily agreed to reimburse each Fund for all of the Fund's operating expenses incurred for the Fund's first two fiscal years; therefore, each Fund's net ongoing costs are zero for the current period. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period, the Funds' inception date of July 31, 2008, and held for the entire period ended December 31, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below.

                                                                                                    ACTUAL EXPENSES
                                              BEGINNING                    ENDING                 PAID DURING PERIOD**
                                            ACCOUNT VALUE               ACCOUNT VALUE                JULY 31, 2008 -
                                            JULY 31, 2008             DECEMBER 31, 2008            DECEMBER 31, 2008
                                            --------------------------------------------------------------------------
TARGET INCOME
Actual                                        $1,000.00                  $  859.90                       $0.00

Hypothetical*                                  1,000.00                   1,021.04                        0.00

TARGET 2020

Actual                                         1,000.00                     850.50                        0.00

Hypothetical*                                  1,000.00                   1,021.04                        0.00

TARGET 2030

Actual                                         1,000.00                     799.40                        0.00

Hypothetical*                                  1,000.00                   1,021.04                        0.00

TARGET 2040

Actual                                         1,000.00                     749.50                        0.00

Hypothetical*                                  1,000.00                   1,021.04                        0.00

TARGET 2050

Actual                                         1,000.00                     718.00                        0.00

Hypothetical*                                  1,000.00                   1,021.04                        0.00

 * 5% return per year before expenses

** Actual expenses equal each Fund's annualized expense ratio of 0.00%, which is net of any reimbursements and expenses paid indirectly, and excludes expenses of the acquired funds, multiplied by 154 days/366 days (to reflect the current period beginning with the Funds' inception date). Each Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of July 31, 2008, through December 31, 2008. These total returns equaled (14.01)%, (14.95)%, (20.06)%, (25.05)%, and (28.20)% for the Target Income, Target 2020, Target 2030, Target 2040, and Target 2050 funds, respectively.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of December 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (5722) to request a free copy of the funds' statement of additional information (SAI).

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 3)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  33

================================================================================

NON-INTERESTED (INDEPENDENT) TRUSTEES

--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

ROBERT L. MASON, PH.D. (3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of USAA Investment Management Company or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2)  Member of Executive Committee
  (3)  Member of Audit Committee
  (4)  Member of Pricing and Investment Committee
  (5)  Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+)  Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

INTERESTED OFFICERS(1)

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  35

================================================================================

ROSE URBANCZYK
Assistant Treasurer
Born: June 1961
Year of Appointment: 2008

Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

(1) Indicates those Officers who are employees of USAA Investment Management Company or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT REGISTERED               Ernst & Young LLP
PUBLIC ACCOUNTING FIRM               100 West Houston St., Suite 1800
                                     San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to "Investments."
(800) 531-USAA (8722)                View account balances, activity, and fund
                                     prices; or exchange or redeem fund shares.
--------------------------------------------------------------------------------

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser.

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


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ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostkiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostkiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostkiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2008 and 2007 were $244,927 and $132,967, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2008 and 2007 were $63,500 and $60,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2008 and 2007 were $0 and $4,575, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2008 and 2007 were $108,000 and $101,895, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.